Common Stock (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2012 Common Stock for Cash [Member]
Common stock issued	29,392
Common stock issued, value	$ 60,250
Common stock issued, price	$ 2.05
Exercise price	$ 2.40
Volatility	239.00%
Stock price	$ 2.48
Risk free rate	1.75%
Total allocation value	60,250
Value of warrant	30,019
Common stock issued		118,306	1,427,604
Common stock value		$ 207,028	$ 2,576,371